Equity (Details 5) $ / shares in Units, Pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) year $ / shares	Dec. 31, 2015 USD ($)
Statement of changes in equity [abstract]
Increase/decrease of treasury share repurchase obligation under a share buyback trading plan | $		$ 658
Maximal amount of share buyback programm | $	$ 5,000
Written call options held by market maker	12
Written call options, contractual live | year	10
Written call options, contractual live, remaining | year	6
Written call options, weighted average exercise price | $ / shares	$ 62.17